Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Debt
NOTE 9—DEBT
As of September 30, 2020 and December 31, 2019, our debt consisted of the following (in millions):

	September 30, 2020	December 31, 2019
Long-term debt:
4.200% to 6.25% senior secured notes due through 2037 and working capital facility (“2020 Working Capital Facility”)	$13,650	$13,650
Unamortized premium, discount and debt issuance costs, net	(136)	(126)

Total long-term debt, net	13,514	13,524
Current debt:
$1.2 billion Working Capital Facility executed in 2015 (“2015 Working Capital Facility”)	—	—

Total debt, net	$13,514	$13,524

Issuances
The following table shows the issuances of debt during the nine months ended September 30, 2020:

	Maturity Date	Interest Rate	Principal Amount Issued (in millions)
Nine Months Ended June 30, 2020
4.500% Senior Secured Notes due 2030 (the “2030 Senior Notes”) (1)	May 15, 2030	4.500%	$2,000

Nine Months Ended September 30, 2020 total			$2,000

(1)
Proceeds of the 2030 Senior Notes, along with available cash, were used to redeem all of our outstanding 5.625% Senior Secured Notes due 2021 (the “2021 Senior Notes”), resulting in the recognition of debt extinguishment costs of $43 million for the nine months ended September 30, 2020 relating to the payment of early redemption fees and write off of unamortized debt premium and issuance costs.

2020 Working Capital Facility
Below is a summary of our 2020 Working Capital Facility as of September 30, 2020 (in millions):

2020 Working Capital Facility (1)
Original facility size	$1,200
Less:
Outstanding balance	—
Letters of credit issued	413

Available commitment	$787

Interest rate on available balance	LIBOR plus 1.125% - 1.750% or base rate plus 0.125% - 0.750%
Weighted average interest rate of outstanding balance	n/a
Maturity date	March 19, 2025

(1)
The 2020 Working Capital Facility contains customary conditions precedent for extensions of credit, as well as customary affirmative and negative covenants. We pay a commitment fee equal to an annual rate of 0.1% to 0.3% (depending on our then-current rating), which accrues on the daily amount of the total commitment less the sum of (1) the outstanding principal amount of loans, (2) letters of credit issued and (3) the outstanding principal amount of swing line loans.

Restrictive Debt Covenants
As of September 30, 2020, we were in compliance with all covenants related to our debt agreements.
Interest Expense
Total interest expense, net of capitalized interest consisted of the following (in millions):

	Nine Months Ended September 30,
	2020	2019
Total interest cost	$589	$593
Capitalized interest	(66)	(69)

Total interest expense, net of capitalized interest	$523	$524

Fair Value Disclosures
The following table shows the carrying amount and estimated fair value of our debt (in millions):

	September 30, 2020		December 31, 2019
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes—Level 2 (1)	$12,850	$14,441	$12,850	$14,050
Senior notes—Level 3 (2)	800	946	800	934
Working capital facility (3)	—	—	—	—

(1)	The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.
(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.

(3)
The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.

NOTE 10—DEBT
As of December 31, 2019 and 2018, our debt consisted of the following (in millions):

	December 31,
	2019	2018
Long-term debt
5.625% Senior Secured Notes due 2021 (“2021 Senior Notes”)	$2,000	$2,000
6.25% Senior Secured Notes due 2022 (“2022 Senior Notes”)	1,000	1,000
5.625% Senior Secured Notes due 2023 (“2023 Senior Notes”)	1,500	1,500
5.75% Senior Secured Notes due 2024 (“2024 Senior Notes”)	2,000	2,000
5.625% Senior Secured Notes due 2025 (“2025 Senior Notes”)	2,000	2,000
5.875% Senior Secured Notes due 2026 (“2026 Senior Notes”)	1,500	1,500
5.00% Senior Secured Notes due 2027 (“2027 Senior Notes”)	1,500	1,500
4.200% Senior Secured Notes due 2028 (“2028 Senior Notes”)	1,350	1,350
5.00% Senior Secured Notes due 2037 (“2037 Senior Notes”)	800	800
Unamortized discount, premium and debt issuance costs, net	(126)	(150)

Total long-term debt, net	13,524	13,500
Current debt
$1.2 billion Working Capital Facility (“Working Capital Facility”)	—	—

Total debt, net	$13,524	$13,500

Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2019 (in millions):

Years Ending December 31,	Principal Payments
2020	$—
2021	2,000
2022	1,000
2023	1,500
2024	2,000
Thereafter	7,150

Total	$13,650

Senior Notes
The terms of the 2021 Senior Notes, 2022 Senior Notes, 2023 Senior Notes, 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2028 Senior Notes (collectively with the 2037 Senior Notes, the “Senior Notes”) are governed by a common indenture (the “Indenture”) and the terms of the 2037 Senior Notes are governed by a separate indenture (the “2037 Senior Notes Indenture”). Both the Indenture and the 2037 Senior Notes Indenture contain customary terms and events of default and certain covenants that, among other things, limit our ability and the ability of our restricted subsidiaries to incur additional indebtedness or issue preferred stock, make certain investments or pay dividends or distributions on capital stock or subordinated indebtedness or purchase, redeem or retire capital stock, sell or transfer assets, including capital stock of our restricted subsidiaries, restrict dividends or other payments by restricted subsidiaries, incur liens, enter into transactions with affiliates, dissolve, liquidate, consolidate, merge, sell or lease all or substantially all of our assets and enter into certain LNG sales contracts. Subject to permitted liens, the Senior Notes are secured on a pari passu
first-priority basis by a security interest in all of the membership interests in us and substantially all of our assets. We may not make any distributions until, among other requirements, deposits are made into debt service reserve accounts as required and a debt service coverage ratio test of 1.25:1.00 is satisfied. Semi-annual principal payments for the 2037 Senior Notes are due on March 15 and September 15 of each year beginning September 15, 2025 and are fully amortizing according to a fixed sculpted amortization schedule. Interest on the Senior Notes is payable semi-annually in arrears.
At any time prior to three months before the respective dates of maturity for each series of the Senior Notes (except for the 2026 Senior Notes, 2027 Senior Notes, 2028 Senior Notes and 2037 Senior Notes, in which case the time period is six months before the respective dates of maturity), we may redeem all or part of such series of the Senior Notes at a redemption price equal to the “make-whole” price (except for the 2037 Senior Notes, in which case the redemption price is equal to the “optional redemption” price) set forth in the respective indentures governing the Senior Notes, plus accrued and unpaid interest, if any, to the date of redemption. We may also, at any time within three months of the respective maturity dates for each series of the Senior Notes (except for the 2026 Senior Notes, 2027 Senior Notes, 2028 Senior Notes and 2037 Senior Notes, in which case the time period is within six months of the respective dates of maturity), redeem all or part of such series of the Senior Notes at a redemption price equal to 100% of the principal amount of such series of the Senior Notes to be redeemed, plus accrued and unpaid interest, if any, to the date of redemption.
Working Capital Facility
Below is a summary of our Working Capital Facility as of December 31, 2019 (in millions):

Working Capital Facility
Original facility size	$ 1,200
Less:
Outstanding balance	—
Letters of credit issued	414

Available commitment	$ 786

Interest rate on available balance	LIBOR plus 1.75% or base rate plus 0.75%
Weighted average interest rate of outstanding balance	n/a
Maturity date	December 31, 2020
In September 2015, we entered into the Working Capital Facility with aggregate commitments of $1.2 billion, which was amended in May 2019 in connection with commercialization and financing of Train 6 of the Liquefaction Project. The Working Capital Facility is intended to be used for loans (“Working Capital Loans”), the issuance of letters of credit, as well as for swing line loans (“Swing Line Loans”), primarily for certain working capital requirements related to developing and placing into operation the Liquefaction Project. We may, from time to time, request increases in the commitments under the Working Capital Facility of up to $760 million and incremental increases in commitments of up to an additional $390 million.
Loans under the Working Capital Facility accrue interest at a variable rate per annum equal to LIBOR or the base rate (equal to the highest of the senior facility agent’s published prime rate, the federal funds effective rate, as published by the Federal Reserve Bank of New York, plus 0.50% and one month LIBOR plus 0.50%), plus the applicable margin. The applicable margin for LIBOR loans under the Working Capital Facility is 1.75% per annum, and the applicable margin for base rate loans under the Working Capital Facility is 0.75% per annum. Interest on Swing Line Loans and loans deemed made in connection with a draw upon a letter of credit (“LC Loans”) is due and payable on the date the loan becomes due. Interest on LIBOR loans is due and payable at the end of each applicable LIBOR period, and interest on base rate loans is due and payable at the end of each fiscal quarter. However, if such base rate loan is converted into a LIBOR loan, interest is due and payable on that date. Additionally, if the loans become due prior to such periods, the interest also becomes due on that date.
We pay (1) a commitment fee equal to an annual rate of 0.70% on the average daily amount of the excess of the total commitment amount over the principal amount outstanding without giving effect to any outstanding Swing Line Loans and (2) a letter of credit fee equal to an annual rate of 1.75% of the undrawn portion of all letters of credit issued under the Working Capital Facility. If draws are made upon a letter of credit issued under the Working Capital Facility and we do not elect for such draw (an “LC Draw”) to be deemed an LC Loan, we are required to pay the full amount of the LC Draw on or prior to the business day following the notice of the LC Draw. An LC Draw accrues interest at an annual rate of 2.0% plus the base rate. As of December 31, 2019, no LC Draws had been made upon any letters of credit issued under the Working Capital Facility.
The Working Capital Facility matures on December 31, 2020, and the outstanding balance may be repaid, in whole or in part, at any time without premium or penalty upon three business days’ notice. LC Loans have a term of up to one year. Swing Line Loans terminate upon the earliest of (1) the maturity date or earlier termination of the Working Capital Facility, (2) the date 15 days after such Swing Line Loan is made and (3) the first borrowing date for a Working Capital Loan or Swing Line Loan occurring at least three business days following the date the Swing Line Loan is made. We are required to reduce the aggregate outstanding principal amount of all Working Capital Loans to zero for a period of five consecutive business days at least once each year.
The Working Capital Facility contains conditions precedent for extensions of credit, as well as customary affirmative and negative covenants. Our obligations under the Working Capital Facility are secured by substantially all of our assets as well as all of the membership interests in us on a pari passu
 basis with the Senior Notes.
Restrictive Debt Covenants
As of December 31, 2019, we were in compliance with all covenants related to our debt agreements.
Interest Expense
Total interest expense consisted of the following (in millions):

	Year Ended December 31,
	2019	2018	2017
Total interest cost	$790	$791	$779
Capitalized interest	(85)	(202)	(285)

Total interest expense, net	$705	$589	$494

Fair Value Disclosures
The following table shows the carrying amount and estimated fair value of our debt (in millions):

	December 31, 2019		December 31, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Senior notes (1)	$12,850	$14,050	$12,850	$13,235
2037 Senior Notes (2)	800	934	800	817

(1)
Includes 2021 Senior Notes, 2022 Senior Notes, 2023 Senior Notes, 2024 Senior Notes, 2025 Senior Notes, 2026 Senior Notes, 2027 Senior Notes and 2028 Senior Notes. The Level 2 estimated fair value was based on quotes obtained from broker-dealers or market makers of these senior notes and other similar instruments.

(2)
The Level 3 estimated fair value was calculated based on inputs that are observable in the market or that could be derived from, or corroborated with, observable market data, including interest rates based on debt issued by parties with comparable credit ratings to us and inputs that are not observable in the market.